Condensed Financial Information	12 Months Ended
May 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
LVB Acquisition, Inc. Schedule I—Condensed Financial Information
Financial Statement Schedules
LVB Acquisition, Inc. Schedule I—Condensed Financial Information

LVB Acquisition, Inc. Parent Only Condensed Balance Sheets

(in millions, except shares)	May 31, 2013	May 31, 2012
Assets
Investment in wholly owned subsidiary	1,968.6	2,682.1
Total assets	$1,968.6	$2,682.1
Liabilities & Shareholders’ Equity
Total liabilities	—	—
Shareholders’ equity:
Common stock, par value $0.01 per share; 740,000,000 shares authorized; 552,359,416 and 552,308,376 shares issued and outstanding	5.5	5.5
Contributed and additional paid-in capital	5,662.0	5,623.3
Accumulated deficit	(3,693.0)	(3,069.6)
Accumulated other comprehensive income (loss)	(5.9)	122.9
Total shareholders’ equity	1,968.6	2,682.1
Total liabilities and shareholders’ equity	$1,968.6	$2,682.1

LVB Acquisition, Inc. Parent Only Condensed Statements of Operations and Comprehensive Loss

	For the Year-Ended May 31,
(in millions)	2013	2012	2011
Equity in net loss of subsidiary	$(623.4)	$(458.8)	$(849.8)
Net loss	(623.4)	(458.8)	(849.8)
Other comprehensive income (loss)	—	—	—
Comprehensive loss	$(623.4)	$(458.8)	$(849.8)

LVB Acquisition, Inc. Parent Only Condensed Statements of Cash Flows

	For the Year-Ended May 31,
(in millions)	2013	2012	2011
Cash flows provided by (used in) operating activities:
Net loss	$(623.4)	$(458.8)	$(849.8)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net loss of subsidiary	623.4	458.8	849.8
Net cash provided by operating activities	—	—	—
Cash flows provided by (used in) investing activities:
Net cash used in investing activities	—	—	—
Cash flows provided by (used in) financing activities:
Equity:
Option exercise	—	—	—
Cash dividend from Biomet, Inc.	0.1	1.3	3.7
Repurchase of LVB Acquisition, Inc. shares	(0.1)	(1.3)	(3.7)
Net cash used in financing activities	—	—	—
Increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents, beginning of period	—	—	—
Cash and cash equivalents, end of period	$—	$—	$—

Notes to Condensed Parent Company Only Financial Statements

Note 1—Summary of Significant Accounting Policies and Nature of Operations.

LVB Acquisition, Inc. (“Parent”) was incorporated as part of the 2007 Acquisition. Parent has no other operations beyond its ownership of Biomet, Inc. and its subsidiaries (“Biomet”). The condensed parent company financial information includes the activity of the Parent and its investment in Biomet using the equity method only. The consolidated activity of Parent and its subsidiaries are not included and are meant to be read in conjunction with the LVB Acquisition, Inc. consolidated financial statements included elsewhere in this prospectus.

Note 2—Guarantees

Parent fully and unconditionally guarantees the senior secured credit facilities, the cash flow revolving credit facilities and asset-based revolving credit facilities.

Note 3—Dividends from Subsidiaries

Parent received dividends of $0.1 million, $1.3 million and $3.7 million for the years ended May 31, 2013, 2012 and 2011, respectively. The cash was used to call purchased shares for certain former employees.